1. NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Details
Entity Incorporation, Date of Incorporation	Oct. 21, 2005
Entity Address, Address Description	registered office
Entity Address, Address Line One	Suite 410, 325 Howe Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1Z7
Working capital deficiency	$ 66,197	$ 29,118
Stockholders' Equity Attributable to Parent	$ 4,301,444	$ 3,801,190